FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  12/31/03

Institutional Investment Manager filing this report:

Name:		Investors Management Services, Inc.
Address:	300 Park Street, Suite 310
		P.O. Box 3019
		Birmingham, MI 48012

Check if Amendment  [  ] ;  Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

13F File Number:	28-4224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard Wiggins
Title:	President
Phone:	248-642-1020
Signature, Place and Date of Signing:

	Richard Wiggins	  Birmingham, MI	2/04/04

Report Type:  (Check only one.)  :

[  x  ]		13F HOLDINGS REPORT.
[     ]		13F NOTICE.
[     ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:         88 data records

Form 13F Information Table Value Total:         87,735 (x$1000)


List of Other Included Managers:                0



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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Fonar Non Vtg Pfd CL A         PFD              344437306        0    18000 SH       SOLE                                      18000
Ford Motor Co. Cap. Tr II 6.50 PFD CV           345395206     1154    20630 SH       SOLE                     1100             19530
General Motors 5.25% Conv Pfd  PFD CV           370442733      868    32300 SH       SOLE                     1700             30600
Motorola Equity Units $3.50 Cv PFD CV           620076208      556    12800 SH       SOLE                     2300             10500
AFLAC, Inc.                    COM              001055102     1516    41900 SH       SOLE                     2600             39300
Air Products & Chemicals       COM              009158106      227     4300 SH       SOLE                      450              3850
Albertson's Inc.               COM              013104104     2382   105150 SH       SOLE                    13000             92150
Allstate                       COM              020002101      502    11662 SH       SOLE                      962             10700
American Express Co.           COM              025816109     2773    57500 SH       SOLE                     6650             50850
American Int'l Group           COM              026874107      828    12496 SH       SOLE                     2343             10153
American Power Conversion      COM              029066107      279    11400 SH       SOLE                     4900              6500
Amgen                          COM              031162100     1653    26748 SH       SOLE                     4550             22198
Archer-Daniels-Midland         COM              039483102      637    41875 SH       SOLE                     4700             37175
Ariba Inc.                     COM              04033V104       70    23450 SH       SOLE                     6600             16850
Arthur J. Gallagher & Co.      COM              363576109     1225    37700 SH       SOLE                     3400             34300
BB & T Corp.                   COM              054937107     2128    55075 SH       SOLE                     7800             47275
Bank Of America Corp           COM              060505104      434     5400 SH       SOLE                                       5400
Baxter International           COM              071813109      830    27200 SH       SOLE                     3200             24000
Bico, Inc.                     COM              088766100        0    40000 SH       SOLE                                      40000
Bristol-Myers Squibb Co.       COM              110122108     1641    57383 SH       SOLE                     6750             50633
Cardinal Health                COM              14149Y108      214     3500 SH       SOLE                     2400              1100
Check Point Software Technolog COM              M22465104      321    19050 SH       SOLE                     1000             18050
Cirrus Logic                   COM              172755100      223    29000 SH       SOLE                    10000             19000
Citigroup, Inc.                COM              172967101     2911    59963 SH       SOLE                     5419             54544
Comerica, Inc.                 COM              200340107     2028    36175 SH       SOLE                     5225             30950
Compuware Corp.                COM              205638109      300    49600 SH       SOLE                    10700             38900
Corning Inc.                   COM              219350105      154    14730 SH       SOLE                      600             14130
Costco Wholesale               COM              22160K105      242     6500 SH       SOLE                      200              6300
DST Systems                    COM              233326107      288     6900 SH       SOLE                     2000              4900
Dow Chemical                   COM              260543103      262     6300 SH       SOLE                      800              5500
Dr. Reddy's Laboratories       COM              256135203      264     8350 SH       SOLE                     1000              7350
Duke Energy Corp.              COM              264399106      705    34491 SH       SOLE                     4325             30166
EPIQ Systems, Inc.             COM              26882D109      262    15300 SH       SOLE                      600             14700
El Paso Corp.                  COM              28336L109      244    29750 SH       SOLE                     5000             24750
Elan Corp  plc ADR             COM              284131208      219    31750 SH       SOLE                     3700             28050
Electronic Data Systems Corp.  COM              285661104     2204    89810 SH       SOLE                    10300             79510
Energy East Corp.              COM              29266M109     2800   125000 SH       SOLE                    13900            111100
FPL Group, Inc.                COM              302571104     4068    62180 SH       SOLE                     6500             55680
Fiserv Inc.                    COM              337738108      345     8724 SH       SOLE                     1150              7574
General Dynamics               COM              369550108     1356    15000 SH       SOLE                     3000             12000
General Electric               COM              369604103     3076    99294 SH       SOLE                    11950             87344
Hewlett-Packard                COM              428236103      873    38000 SH       SOLE                     7200             30800
Home Depot                     COM              437076102      481    13551 SH       SOLE                     1300             12251
Honeywell Int'l                COM              438516106     2003    59910 SH       SOLE                     8925             50985
Hospitality Properties Trust   COM              44106M102     1193    28900 SH       SOLE                     2600             26300
IBM Corp.                      COM              459200101     2267    24458 SH       SOLE                     2650             21808
Intel Corp.                    COM              458140100      487    15201 SH       SOLE                     1000             14201
JDS Uniphase Corporation       COM              46612J101      116    31800 SH       SOLE                      500             31300
James Hardie Ind. N.V.  ADS    COM              47030M106      730    28400 SH       SOLE                     2000             26400
Jefferson-Pilot Corp.          COM              475070108     2786    54999 SH       SOLE                     6300             48699
Johnson & Johnson              COM              478160104     1681    32533 SH       SOLE                     5058             27475
Kimberly-Clark Corp.           COM              494368103     2504    42375 SH       SOLE                     4525             37850
Kroll, Inc.                    COM              501049100      234     9000 SH       SOLE                     2300              6700
Liberty Media Corp - A         COM              530718105     1680   141263 SH       SOLE                    21652            119611
Marsh & McLennan Cos. Inc.     COM              571748102     1681    35100 SH       SOLE                     4850             30250
Masco Corp.                    COM              574599106      247     9000 SH       SOLE                      800              8200
McDonalds Corp.                COM              580135101      220     8850 SH       SOLE                                       8850
McGraw-Hill Inc.               COM              580645109      598     8550 SH       SOLE                     2500              6050
Merck & Co., Inc.              COM              589331107     1914    41435 SH       SOLE                     4950             36485
Microsoft Corp.                COM              594918104     3571   130462 SH       SOLE                    14100            116362
Motorola, Inc                  COM              620076109      336    23978 SH       SOLE                     1930             22048
NEXTEL Communications 'A'      COM              65332V103      415    14800 SH       SOLE                     3300             11500
Nokia Corp. ADR 'A'            COM              654902204      421    24760 SH       SOLE                     1600             23160
Oakley, Inc.                   COM              673662102      213    15400 SH       SOLE                     1600             13800
Oracle Corp.                   COM              68389X105      311    23500 SH       SOLE                      400             23100
Perrigo Co.                    COM              714290103      240    15250 SH       SOLE                      800             14450
Pfizer, Inc.                   COM              717081103     2741    77594 SH       SOLE                     7800             69794
Pitney Bowes                   COM              724479100      321     7900 SH       SOLE                                       7900
Popular Inc.                   COM              733174106      612    13640 SH       SOLE                    10740              2900
Raytheon Company               COM              755111507     1888    62850 SH       SOLE                     7000             55850
Royal Dutch Petroleum Co.      COM              780257804     2423    46243 SH       SOLE                     6050             40193
SAP Aktiengesellschaft ADR     COM              803054204      671    16150 SH       SOLE                     6150             10000
Sara Lee Corp.                 COM              803111103     2701   124400 SH       SOLE                    15700            108700
Schering-Plough                COM              806605101      661    38036 SH       SOLE                     4086             33950
Schwab Charles Corp.           COM              808513105     1013    85520 SH       SOLE                    16000             69520
Sirius Satellite Radio         COM              82966U103       47    15000 SH       SOLE                                      15000
Snap-On Tools                  COM              833034101      416    12900 SH       SOLE                      200             12700
Solectron Corp.                COM              834182107      279    47200 SH       SOLE                     9900             37300
Stanley Works                  COM              854616109      562    14850 SH       SOLE                     3200             11650
Stryker Corp.                  COM              863667101      302     3550 SH       SOLE                                       3550
Sun Microsystems Inc.          COM              866810104      201    44990 SH       SOLE                     5700             39290
Synopsys, Inc.                 COM              871607107      714    21100 SH       SOLE                     1400             19700
Teva Pharm. Indus. ADR         COM              881624209      944    16650 SH       SOLE                     1550             15100
Texas Instruments              COM              882508104      226     7702 SH       SOLE                     1902              5800
United Microelectronics        COM              910873207      312    63004 SH       SOLE                     8680             54324
United Technologies Corp.      COM              913017109      201     2125 SH       SOLE                     1525               600
Walt Disney Co.                COM              254687106      245    10500 SH       SOLE                      200             10300
iShares MSCI-Germany           COM              464286806      866    53500 SH       SOLE                     7000             46500